Basic and Diluted Net Income/(Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Basic And Diluted Net Income/(Loss) Per Share [Abstract]
BASIC AND DILUTED NET INCOME/(LOSS) PER SHARE

NOTE 13 — BASIC AND DILUTED NET INCOME/(LOSS) PER SHARE

The Company computes basic net income/(loss) per share by dividing net income/(loss) for the period by the weighted-average number of common shares outstanding during the period. The Company computes diluted net income/(loss) per share by dividing net income/(loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and exercisable common stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net income/(loss) per share:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Basic earnings per share of common stock:
Numerator:
Net Income/(Loss) for the period	$(7,295,078)	$8,406,501	$(10,328,125)	$8,859,341
Preferred stock dividend	(1,178,544)	(13,537)	(1,650,573)	(13,537)
Net Income/(Loss) for the period – basic	$(8,473,622)	$8,392,964	$(11,978,698)	$8,845,804

Denominator:
Weighted average number of shares of common stock – basic	11,000,519	421,799	10,335,057	421,799

Net Income/(Loss) per share of common stock – basic	$(0.77)	$19.90	$(1.16)	$20.97

Diluted earnings per share of common stock:
Numerator:
Net Income/(Loss) for the period – basic	$(8,473,622)	$8,392,964	$(11,978,698)	$8,845,804
Change in fair value of dilutive convertible notes	—	(1,941,370)	—	(18,216,803)
Change in fair value of dilutive warrants	—	(546,672)	—	(1,794,334)
Net Income/(Loss) for the period – diluted	$(8,473,622)	$5,904,922	$(11,978,698)	$(11,165,333)

Denominator:
Weighted average number of shares of common stock – basic(1)	11,000,519	421,799	10,335,057	421,799
Conversion of Convertible Notes into Common Stock	—	3,819,542	—	3,819,542
Conversion of Warrants into Common Stock	—	331,722	—	331,722
Weighted average number of shares of common stock – diluted(1)	11,000,519	4,573,063	10,335,057	4,573,063

Net Income/(Loss) per share of common stock – diluted	$(0.77)	$1.29	$(1.16)	$(2.44)

(1)      Includes 100,000 prepaid warrants for the period ended June 30, 2025.

Diluted earnings/(loss) per share reflect the potential dilution of securities that could share in the earnings of an entity. For the three and six months ended June 30, 2024, the calculation of diluted earnings per share includes the dilutive effect of shares issued for the conversion of the convertible notes and related warrants and subtracts the related gains from changes in their respective fair values from net income/(loss). The following number of shares of common stock from the potential exercise or conversion of outstanding potentially dilutive securities were excluded from the computation of diluted net income/(loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	For the Three and Six Months Ended June 30,
	2024	2024
ISOs	2,413	6,164
RSU Awards	—	243,089
Equity-classified Warrants	2,942,600	148,649
Liability-classified Warrants	—	908,334
Legacy Warrants	3,439,953	—
Warrants issued with Preferred Stock (Series B)	852,399	—
Convertible Notes	—	3,072,906
Preferred Stock (Series A)	805,288	486,097
Preferred Stock (Series B)	20,737,012	—
Total	28,779,665	4,865,239

NOTE 16 — BASIC AND DILUTED NET INCOME/(LOSS) PER SHARE

The Company computes basic net income/(loss) per share by dividing net income/(loss) for the period by the weighted-average number of common shares outstanding during the period. The Company computes diluted net income/(loss) per share by dividing net income/(loss) for the period by the weighted-average number of common shares outstanding during the period, plus the dilutive effect of the stock options, RSU awards and exercisable common stock warrants, as applicable pursuant to the treasury stock method, and the convertible notes, as applicable pursuant to the if-converted method. The following table sets forth the computation of basic and diluted net income/(loss) per share:

	For the Years Ended December 31,
	2024	2023
Basic earnings per share of common stock:
Numerator:
Net Income/(Loss) for the period	$710,458	$(36,798,419)
Preferred stock dividend	$(492,366)	$—
Deemed Dividend due to warrant exchange	$(155,279)	$—
Net Income/(Loss) for the period – basic	$62,813	$(36,798,419)
Denominator:
Weighted average number of shares of common stock – basic	1,281,339	381,543
Net Income/(Loss) per share of common stock – basic	$0.05	$(96.45)

Diluted earnings per share of common stock:
Numerator:
Net Income/(Loss) for the period – basic	$62,813	$(36,798,419)
Change in fair value of dilutive convertible notes	(14,028,067)	—
Net Income/(Loss) for the period – diluted	$(13,965,254)	$(36,798,419)
Denominator:
Weighted average number of shares of common stock – basic	1,281,339	381,543
Conversion of convertible notes into common stock	2,609,360	—
Common warrants	3,187,060	—
Weighted average number of shares of common stock – diluted	7,077,759	381,543
Net Income/(Loss) per share of common stock – diluted	$(1.97)	$(96.45)

Diluted earnings/(loss) per share reflect the potential dilution of securities that could share in the earnings of an entity. For the year ended December 31, 2024, the calculation of diluted earnings per share includes the dilutive effect of shares issued for the conversion of the convertible notes and related warrants and subtracts the related gains from changes in their respective fair values from net income. The following number of shares of common stock from the potential exercise or conversion of outstanding potentially dilutive securities were excluded from the computation of diluted net income/(loss) per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	For the Years Ended December 31,
	2024	2023
ISOs	6,011	6,178
Equity-classified Warrants	1,237,928	116,928
Liability-classified Warrants	—	2,020,139
Legacy Warrants	3,439,953	—
Representative Warrants	84,377	—
Convertible Notes	—	431,276
Preferred Stock (A series)	1,414,736	—
RSU Awards	245,589	116,988
Total	6,428,594	2,691,509